UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Chilton Capital Management Advisors Inc

Address:   1177 West Loop South
           Suite 1310
           Houston, TX 77027


Form 13F File Number: 28-07004


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Thomas M. Motter
Title:  Chief Investment Officer
Phone:  713-650-1995

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas M. Motter               Houston, TX                        2/11/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              87

Form 13F Information Table Value Total:  $181,068,349.79
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

               COLUMN 1                    COLUMN 2    COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
--------------------------------------- -------------- --------- ---------- ----------------- ---------- -------- ------------------
                                                                            SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
            NAME OF ISSUER              TITLE OF CLASS   CUSIP     VALUE    PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
--------------------------------------- -------------- --------- ---------- -------- --- ---- ---------- -------- ------ ------ ----
Tidewater                               Com            886423102     177415     3700          SOLE                  3700      0    0
Magellan Midstream Partners LP          Com            559080106   179386.2     4140          SOLE                  4140      0    0
HCC Insurance                           Com            404132102  190895.25     6825          SOLE                  6825      0    0
NuStar Energy LP                        Com            67058h102   193510.5     3450          SOLE                  3450      0    0
Markel Corp 7.50% PFD (c082211)         Com            570535203   212437.5     8250          SOLE                  8250      0    0
Weingarten Realty 8.1% Notes (c091514)  Com            948741848   240352.5    10950          SOLE                 10950      0    0
United Technologies                     Com            913017109  246058.45     3545          SOLE                  3545      0    0
Key Energy Services                     Com            492914106   257459.1    29290          SOLE                 29290      0    0
Pembina Pipeline                        Com            706329109  263541.93    15770          SOLE                 15770      0    0
US Bancorp                              Com            902973304   278448.7    12370          SOLE                 12370      0    0
Comcast Corp 7.00% Pfd (c091511@25)     Com            20030n408  316506.86    12640          SOLE                 12640      0    0
BB&T Capt Trust VI 9.6% 08/01/64        Com            05531b201  333876.25    11750          SOLE                 11750      0    0
Series B
Hain Celestial Group                    Com            405217100   345983.4    20340          SOLE                 20340      0    0
Boston Beer Co - Cl A                   Com            100557107     364645     7825          SOLE                  7825      0    0
Public Storage Series M (c010912@25)    Com            74460d232   378462.5    16250          SOLE                 16250      0    0
Xilinx                                  Com            983919101     388430    15500          SOLE                 15500      0    0
Calpine                                 Com            131347304     405955    36905          SOLE                 36905      0    0
Copano Energy                           Com            217202100   407665.5    17050          SOLE                 17050      0    0
Temple Inland                           Com            879868107     422200    20000          SOLE                 20000      0    0
Isis Pharmaceuticals                    Com            464330109   431401.3    38830          SOLE                 38830      0    0
M&T Capital Trust IV 8.50% PFD          Com            55292c203  444140.13    16779          SOLE                 16779      0    0
(c013113)
Enterprise Products Partners            Com            293792107   457957.8    14580          SOLE                 14580      0    0
Celgene                                 Com            151020104   485529.6     8720          SOLE                  8720      0    0
Wells Fargo Cap VII 5.85%(050133)(cNow) Com            94979b204   503962.5    22650          SOLE                 22650      0    0
St Jude Medical                         Com            790849103   536252.4    14580          SOLE                 14580      0    0
Wesco Financial                         Com            950817106     544341     1587          SOLE                  1587      0    0
Thermo Fisher Scientific                Com            883556102  551057.95    11555          SOLE                 11555      0    0
Joy Global                              Com            481165108   552830.4    10720          SOLE                 10720      0    0
General Electric                        Com            369604103  563078.08    37216          SOLE                 37216      0    0
BorgWarner                              Com            099724106   564573.9    16995          SOLE                 16995      0    0
BE Aerospace                            Com            073302101     597135    25410          SOLE                 25410      0    0
Hershey                                 Com            427866108  655851.75    18325          SOLE                 18325      0    0
Marathon Oil                            Com            565849106   684654.6    21930          SOLE                 21930      0    0
Stryker                                 Com            863667101   698631.9    13870          SOLE                 13870      0    0
Royal Dutch Shell Cl-A ADR              Com            780259206     721320    12000          SOLE                 12000      0    0
Nabors Industries                       Com            G6359f103   767244.5    35050          SOLE                 35050      0    0
Metabolix                               Com            591018809   771400.5    69810          SOLE                 69810      0    0
American Express                        Com            025816109  777740.88    19194          SOLE                 19194      0    0
Waters                                  Com            941848103  878159.08    14173          SOLE                 14173      0    0
EOG Resources                           Com            26875p101   934371.9     9603          SOLE                  9603      0    0
Western Gas Partners LP                 Com            958254104   952671.2    48880          SOLE                 48880      0    0
Tractor Supply                          Com            892356106   957167.9    18070          SOLE                 18070      0    0
FMC Corp                                Com            302491303    1071986    19225          SOLE                 19225      0    0
Itron                                   Com            465741106 1113215.75    16475          SOLE                 16475      0    0
Dow Chemical                            Com            260543103 1226357.55    44385          SOLE                 44385      0    0
Symantec                                Com            871503108 1311605.35    73315          SOLE                 73315      0    0
Goldman Sachs                           Com            38141g104  1386176.4     8210          SOLE                  8210      0    0
NorthWestern Corp                       Com            668074305  1486002.2    57110          SOLE                 57110      0    0
Bruker                                  Com            116794108  1543921.2   128020          SOLE                128020      0    0
Life Technologies                       Com            53217v109 1709526.14    32737          SOLE                 32737      0    0
CVS                                     Com            126650100    1855296    57600          SOLE                 57600      0    0
BB&T                                    Com            054937107  1878648.5    74050          SOLE                 74050      0    0
Google Cl A                             Com            38259p508 1879159.38     3031          SOLE                  3031      0    0
Medtronic                               Com            585055106    2012085    45750          SOLE                 45750      0    0
Nokia ADR                               Com            654902204    2075789   161540          SOLE                161540      0    0
American Tower Corp Cl A                Com            029912201 2080777.55    48155          SOLE                 48155      0    0
Varian Medical Systems                  Com            92220p105    2101691    44860          SOLE                 44860      0    0
Texas Instruments                       Com            882508104  2102520.8    80680          SOLE                 80680      0    0


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
                                                  FORM 13F INFORMATION TABLE

               COLUMN 1                    COLUMN 2    COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
--------------------------------------- -------------- --------- ---------- ----------------- ---------- -------- ------------------
                                                                            SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
            NAME OF ISSUER              TITLE OF CLASS   CUSIP     VALUE    PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
--------------------------------------- -------------- --------- ---------- -------- --- ---- ---------- -------- ------ ------ ----
Sysco                                   Com            871829107  2277389.4    81510          SOLE                 81510      0    0
Greenlight Capital                      Com            G4095J109 2379405.35   100865          SOLE                100865      0    0
Cameron International                   Com            13342B105  2618393.8    62641          SOLE                 62641      0    0
Teva Pharmaceutical ADR                 Com            881624209  2733999.7    48665          SOLE                 48665      0    0
Schlumberger                            Com            806857108 3038856.83    46687          SOLE                 46687      0    0
Canadian Natural Resources              Com            136385101  3278761.5    45570          SOLE                 45570      0    0
Genzyme Corp                            Com            372917104 3312830.95    67595          SOLE                 67595      0    0
Altera                                  Com            021441100  3406493.9   150530          SOLE                150530      0    0
Vodafone PLC ADR                        Com            92857w209 3771843.86   163354          SOLE                163354      0    0
Sempra Energy                           Com            816851109 3773835.72    67414          SOLE                 67414      0    0
Wal-Mart                                Com            931142103 4028259.25    75365          SOLE                 75365      0    0
Monsanto                                Com            61166w101 4039022.25    49407          SOLE                 49407      0    0
Diageo PLC-Sponsored ADR                Com            25243q205  4087554.9    58890          SOLE                 58890      0    0
Coca Cola                               Com            191216100    4145325    72725          SOLE                 72725      0    0
Halliburton                             Com            406216101  4400060.7   146230          SOLE                146230      0    0
Qualcomm                                Com            747525103  4502948.4    97340          SOLE                 97340      0    0
Emerson Electric                        Com            291011104    4739250   111250          SOLE                111250      0    0
Applied Materials                       Com            038222105 4834838.08   346832          SOLE                346832      0    0
Rogers                                  Com            775109200    5009910   161610          SOLE                161610      0    0
Wells Fargo                             Com            949746101  5355625.7   198430          SOLE                198430      0    0
Procter & Gamble                        Com            742718109 5381215.65    88755          SOLE                 88755      0    0
3M                                      Com            88579Y101  5638920.7    68210          SOLE                 68210      0    0
Pepsico                                 Com            713448108  5812905.6    95607          SOLE                 95607      0    0
Microsoft                               Com            594918104  6198717.6   203370          SOLE                203370      0    0
Johnson & Johnson                       Com            478160104 6205774.68    96348          SOLE                 96348      0    0
Berkshire Hathaway Inc Cl B             Com            084670702    6230256     1896          SOLE                  1896      0    0
Cisco                                   Com            17275R102 6408905.58   267707          SOLE                267707      0    0
Novartis AG ADR                         Com            66987v109  6982824.7   128290          SOLE                128290      0    0
Exxon Mobil                             Com            30231g102 9004762.26   132054          SOLE                132054      0    0